Annual Fund Operating Expenses - Class ACIS - DWS ESG International Core Equity Fund	Dec. 01, 2021
Class A
Operating Expenses:
Management fee	0.65%
Distribution/service (12b-1) fees	0.23%
Other expenses	2.16%
Acquired funds fees and expenses	0.01%
Total annual fund operating expenses	3.05%
Fee waiver/expense reimbursement	1.79%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.26%
Class C
Operating Expenses:
Management fee	0.65%
Distribution/service (12b-1) fees	1.00%
Other expenses	2.13%
Acquired funds fees and expenses	0.01%
Total annual fund operating expenses	3.79%
Fee waiver/expense reimbursement	1.78%
Total annual fund operating expenses after fee waiver/expense reimbursement	2.01%
INST Class
Operating Expenses:
Management fee	0.65%
Distribution/service (12b-1) fees	none
Other expenses	2.11%
Acquired funds fees and expenses	0.01%
Total annual fund operating expenses	2.77%
Fee waiver/expense reimbursement	1.76%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.01%
Class S
Operating Expenses:
Management fee	0.65%
Distribution/service (12b-1) fees	none
Other expenses	2.19%
Acquired funds fees and expenses	0.01%
Total annual fund operating expenses	2.85%
Fee waiver/expense reimbursement	1.79%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.06%